UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-06698

DWS Equity 500 Index Portfolio
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408
Date of fiscal year end:  12/31

Date of reporting period: 9/30/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2010 (Unaudited)

DWS Equity 500 Index Portfolio

	Shares	Value ($)
Common Stocks 99.9%
Consumer Discretionary 10.4%
Auto Components 0.2%
Goodyear Tire & Rubber Co.*	55,496	596,582
Johnson Controls, Inc. (a)	154,801	4,721,431

		5,318,013
Automobiles 0.5%
Ford Motor Co.* (a)	787,330	9,636,919
Harley-Davidson, Inc. (a)	54,582	1,552,312

		11,189,231
Distributors 0.1%
Genuine Parts Co. (a)	36,272	1,617,369
Diversified Consumer Services 0.1%
Apollo Group, Inc. "A"* (a)	27,983	1,436,927
DeVry, Inc. (a)	14,600	718,466
H&R Block, Inc. (a)	72,782	942,527

		3,097,920
Hotels Restaurants & Leisure 1.7%
Carnival Corp. (Units) (a)	98,579	3,766,704
Darden Restaurants, Inc.	30,680	1,312,490
International Game Technology (a)	63,864	922,835
Marriott International, Inc. "A" (a)	65,533	2,348,047
McDonald's Corp.	243,406	18,136,181
Starbucks Corp. (a)	169,501	4,335,835
Starwood Hotels & Resorts Worldwide, Inc. (a)	43,093	2,264,537
Wyndham Worldwide Corp. (a)	40,914	1,123,908
Wynn Resorts Ltd. (a)	17,300	1,501,121
Yum! Brands, Inc. (a)	107,431	4,948,272

		40,659,930
Household Durables 0.4%
D.R. Horton, Inc. (a)	65,300	726,136
Fortune Brands, Inc. (a)	35,754	1,760,169
Harman International Industries, Inc.*	14,100	471,081
Leggett & Platt, Inc. (a)	34,070	775,433
Lennar Corp. "A" (a)	39,900	613,662
Newell Rubbermaid, Inc. (a)	64,950	1,156,759
Pulte Group, Inc.* (a)	73,197	641,206
Stanley Black & Decker, Inc. (a)	38,596	2,365,163
Whirlpool Corp. (a)	18,133	1,468,048

		9,977,657
Internet & Catalog Retail 0.8%
Amazon.com, Inc.* (a)	80,767	12,685,265
Expedia, Inc. (a)	49,270	1,389,907
Priceline.com, Inc.* (a)	11,024	3,840,100

		17,915,272
Leisure Equipment & Products 0.1%
Eastman Kodak Co.* (a)	71,031	298,330
Hasbro, Inc. (a)	32,085	1,428,103
Mattel, Inc. (a)	80,914	1,898,243

		3,624,676
Media 3.1%
CBS Corp. "B" (a)	158,054	2,506,736
Comcast Corp. "A" (a)	639,863	11,568,723
DIRECTV "A"* (a)	197,210	8,209,852
Discovery Communications, Inc. "A"* (a)	65,046	2,832,753
Gannett Co., Inc. (a)	57,969	708,961
Interpublic Group of Companies, Inc.* (a)	105,395	1,057,112
McGraw-Hill Companies, Inc. (a)	70,593	2,333,805
Meredith Corp. (a)	10,038	334,366
New York Times Co. "A"* (a)	24,542	189,955
News Corp. "A" (a)	520,908	6,803,059
Omnicom Group, Inc. (a)	67,783	2,676,073
Scripps Networks Interactive "A"	20,600	980,148
Time Warner Cable, Inc. (a)	81,875	4,420,431
Time Warner, Inc.	256,051	7,847,963
Viacom, Inc. "B" (a)	139,553	5,050,423
Walt Disney Co. (a)	436,845	14,463,938
Washington Post Co. "B" (a)	1,500	599,115

		72,583,413
Multiline Retail 0.9%
Big Lots, Inc.* (a)	18,796	624,967
Family Dollar Stores, Inc. (a)	29,372	1,297,068
J.C. Penney Co., Inc. (a)	52,675	1,431,706
Kohl's Corp.* (a)	71,065	3,743,704
Macy's, Inc. (a)	96,250	2,222,412
Nordstrom, Inc. (a)	38,532	1,433,390
Sears Holdings Corp.* (a)	10,018	722,699
Target Corp. (a)	165,129	8,824,494

		20,300,440
Specialty Retail 2.0%
Abercrombie & Fitch Co. "A" (a)	19,000	747,080
AutoNation, Inc.* (a)	15,200	353,400
AutoZone, Inc.* (a)	6,790	1,554,299
Bed Bath & Beyond, Inc.* (a)	59,312	2,574,734
Best Buy Co., Inc. (a)	77,831	3,177,840
CarMax, Inc.* (a)	52,663	1,467,191
GameStop Corp. "A"* (a)	34,100	672,111
Home Depot, Inc. (a)	380,418	12,051,642
Limited Brands, Inc.	60,140	1,610,549
Lowe's Companies, Inc.	320,556	7,145,193
O'Reilly Automotive, Inc.* (a)	32,500	1,729,000
Office Depot, Inc.*	69,059	317,672
RadioShack Corp.	27,995	597,133
Ross Stores, Inc. (a)	27,601	1,507,567
Staples, Inc. (a)	166,174	3,476,360
The Gap, Inc.	104,258	1,943,369
Tiffany & Co. (a)	29,316	1,377,559
TJX Companies, Inc. (a)	91,399	4,079,137
Urban Outfitters, Inc.* (a)	28,661	901,102

		47,282,938
Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc. (a)	67,753	2,910,669
NIKE, Inc. "B" (a)	88,307	7,076,923
Polo Ralph Lauren Corp. (a)	14,900	1,338,914
VF Corp. (a)	19,340	1,566,927

		12,893,433
Consumer Staples 11.3%
Beverages 2.7%
Brown-Forman Corp. "B" (a)	23,622	1,456,060
Coca-Cola Co. (a)	527,726	30,882,526
Coca-Cola Enterprises, Inc. (a)	75,424	2,338,144
Constellation Brands, Inc. "A"* (a)	40,800	721,752
Dr. Pepper Snapple Group, Inc. (a)	55,997	1,989,013
Molson Coors Brewing Co. "B"	35,604	1,681,221
PepsiCo, Inc.	363,570	24,155,591

		63,224,307
Food & Staples Retailing 2.5%
Costco Wholesale Corp. (a)	100,699	6,494,079
CVS Caremark Corp.	310,391	9,768,005
Kroger Co. (a)	148,327	3,212,763
Safeway, Inc. (a)	84,859	1,795,616
SUPERVALU, Inc. (a)	47,691	549,877
Sysco Corp. (a)	134,582	3,838,279
Wal-Mart Stores, Inc. (a)	457,583	24,489,842
Walgreen Co. (a)	224,008	7,504,268
Whole Foods Market, Inc.* (a)	33,474	1,242,220

		58,894,949
Food Products 1.9%
Archer-Daniels-Midland Co.	147,344	4,703,220
Campbell Soup Co. (a)	44,670	1,596,953
ConAgra Foods, Inc. (a)	98,873	2,169,274
Dean Foods Co.*	40,200	410,442
General Mills, Inc.	146,460	5,351,648
H.J. Heinz Co. (a)	73,040	3,459,905
Hormel Foods Corp. (a)	15,500	691,300
Kellogg Co. (a)	58,434	2,951,501
Kraft Foods, Inc. "A" (a)	398,610	12,301,105
McCormick & Co., Inc. (a)	30,900	1,299,036
Mead Johnson Nutrition Co.	46,794	2,663,047
Sara Lee Corp.	151,628	2,036,364
The Hershey Co. (a)	35,160	1,673,264
The J.M. Smucker Co.	28,057	1,698,290
Tyson Foods, Inc. "A"	69,700	1,116,594

		44,121,943
Household Products 2.3%
Clorox Co. (a)	31,532	2,105,076
Colgate-Palmolive Co. (a)	111,002	8,531,614
Kimberly-Clark Corp. (a)	93,503	6,082,370
Procter & Gamble Co. (a)	648,614	38,897,382

		55,616,442
Personal Products 0.2%
Avon Products, Inc. (a)	97,397	3,127,417
Estee Lauder Companies, Inc. "A" (a)	25,300	1,599,719

		4,727,136
Tobacco 1.7%
Altria Group, Inc.	476,945	11,456,219
Lorillard, Inc.	34,454	2,767,001
Philip Morris International, Inc. (a)	419,272	23,487,617
Reynolds American, Inc. (a)	38,390	2,279,982

		39,990,819
Energy 10.9%
Energy Equipment & Services 1.8%
Baker Hughes, Inc.	98,617	4,201,084
Cameron International Corp.* (a)	55,082	2,366,323
Diamond Offshore Drilling, Inc. (a)	16,330	1,106,684
FMC Technologies, Inc.* (a)	27,006	1,844,240
Halliburton Co. (a)	208,168	6,884,116
Helmerich & Payne, Inc. (a)	25,252	1,021,696
Nabors Industries Ltd.* (a)	67,638	1,221,542
National Oilwell Varco, Inc.	95,344	4,239,948
Rowan Companies, Inc.* (a)	27,539	836,084
Schlumberger Ltd.	311,440	19,187,818

		42,909,535
Oil, Gas & Consumable Fuels 9.1%
Anadarko Petroleum Corp. (a)	112,266	6,404,775
Apache Corp. (a)	83,330	8,146,341
Cabot Oil & Gas Corp. (a)	23,300	701,563
Chesapeake Energy Corp. (a)	148,900	3,372,585
Chevron Corp. (a)	459,550	37,246,527
ConocoPhillips	340,132	19,533,781
CONSOL Energy, Inc.	52,812	1,951,932
Denbury Resources, Inc.* (a)	94,618	1,503,480
Devon Energy Corp. (a)	98,817	6,397,413
El Paso Corp.	158,998	1,968,395
EOG Resources, Inc.	58,675	5,455,015
EQT Corp. (a)	34,100	1,229,646
ExxonMobil Corp. (a)	1,164,179	71,934,620
Hess Corp.	66,165	3,911,675
Marathon Oil Corp.	162,410	5,375,771
Massey Energy Co. (a)	22,528	698,819
Murphy Oil Corp.	43,118	2,669,867
Noble Energy, Inc. (a)	39,791	2,987,906
Occidental Petroleum Corp.	186,428	14,597,312
Peabody Energy Corp. (a)	60,631	2,971,525
Pioneer Natural Resources Co. (a)	27,400	1,781,822
QEP Resources, Inc. (a)	41,300	1,244,782
Range Resources Corp. (a)	34,942	1,332,338
Southwestern Energy Co.*	78,136	2,612,868
Spectra Energy Corp. (a)	146,573	3,305,221
Sunoco, Inc. (a)	25,972	947,978
Tesoro Corp. (a)	34,500	460,920
Valero Energy Corp.	126,901	2,222,036
Williams Companies, Inc.	132,023	2,522,960

		215,489,873
Financials 15.6%
Capital Markets 2.4%
Ameriprise Financial, Inc. (a)	56,470	2,672,725
Bank of New York Mellon Corp. (a)	276,595	7,227,427
Charles Schwab Corp. (a)	222,833	3,097,379
E*TRADE Financial Corp.* (a)	46,626	677,942
Federated Investors, Inc. "B" (a)	21,700	493,892
Franklin Resources, Inc. (a)	32,976	3,525,134
Invesco Ltd. (a)	109,250	2,319,378
Janus Capital Group, Inc. (a)	46,279	506,755
Legg Mason, Inc. (a)	36,300	1,100,253
Morgan Stanley	318,757	7,866,923
Northern Trust Corp.	57,441	2,770,954
State Street Corp. (a)	114,468	4,310,865
T. Rowe Price Group, Inc. (a)	57,976	2,902,568
The Goldman Sachs Group, Inc.	117,995	17,059,717

		56,531,912
Commercial Banks 2.7%
BB&T Corp. (a)	157,992	3,804,447
Comerica, Inc. (a)	38,523	1,431,130
Fifth Third Bancorp. (a)	181,191	2,179,728
First Horizon National Corp. (a)	55,712	635,673
Huntington Bancshares, Inc. (a)	156,096	885,064
KeyCorp (a)	201,683	1,605,397
M&T Bank Corp. (a)	19,100	1,562,571
Marshall & Ilsley Corp. (a)	111,599	785,657
PNC Financial Services Group, Inc. (a)	120,518	6,256,090
Regions Financial Corp. (a)	285,219	2,073,542
SunTrust Banks, Inc. (a)	113,292	2,926,332
US Bancorp. (a)	440,055	9,513,989
Wells Fargo & Co.	1,196,372	30,064,828
Zions Bancorp. (a)	40,156	857,732

		64,582,180
Consumer Finance 0.7%
American Express Co. (a)	239,155	10,051,684
Capital One Financial Corp. (a)	105,371	4,167,423
Discover Financial Services	122,732	2,047,170
SLM Corp.* (a)	112,165	1,295,506

		17,561,783
Diversified Financial Services 4.1%
Bank of America Corp.	2,293,355	30,065,884
Citigroup, Inc.* (a)	5,431,428	21,182,569
CME Group, Inc.	15,173	3,951,808
IntercontinentalExchange, Inc.* (a)	17,348	1,816,683
JPMorgan Chase & Co.	906,206	34,499,262
Leucadia National Corp.* (a)	45,200	1,067,624
Moody's Corp. (a)	46,100	1,151,578
NYSE Euronext	59,000	1,685,630
The NASDAQ OMX Group, Inc.* (a)	35,500	689,765

		96,110,803
Insurance 4.1%
ACE Ltd. (a)	77,385	4,507,676
Aflac, Inc. (a)	108,527	5,611,931
Allstate Corp. (a)	123,589	3,899,233
American International Group, Inc.* (a)	31,061	1,214,485
Aon Corp. (a)	60,892	2,381,486
Assurant, Inc.	23,400	952,380
Berkshire Hathaway, Inc. "B"* (a)	400,485	33,112,100
Chubb Corp. (a)	71,559	4,078,148
Cincinnati Financial Corp. (a)	39,034	1,126,131
Genworth Financial, Inc. "A"*	114,800	1,402,856
Hartford Financial Services Group, Inc. (a)	100,376	2,303,629
Lincoln National Corp.	72,174	1,726,402
Loews Corp. (a)	72,023	2,729,672
Marsh & McLennan Companies, Inc. (a)	121,253	2,924,622
MetLife, Inc.	207,090	7,962,611
Principal Financial Group, Inc. (a)	72,419	1,877,101
Progressive Corp. (a)	153,914	3,212,185
Prudential Financial, Inc.	107,688	5,834,536
The Travelers Companies, Inc. (a)	107,268	5,588,663
Torchmark Corp.	17,910	951,737
Unum Group (a)	74,294	1,645,612
XL Group PLC (a)	79,832	1,729,161

		96,772,357
Real Estate Investment Trusts 1.4%
Apartment Investment & Management Co. "A" (REIT) (a)	28,316	605,396
AvalonBay Communities, Inc. (REIT) (a)	19,546	2,031,416
Boston Properties, Inc. (REIT) (a)	31,200	2,593,344
Equity Residential (REIT) (a)	64,060	3,047,334
HCP, Inc. (REIT) (a)	69,455	2,498,991
Health Care REIT, Inc. (REIT) (a)	27,400	1,297,116
Host Hotels & Resorts, Inc. (REIT) (a)	150,686	2,181,933
Kimco Realty Corp. (REIT) (a)	94,600	1,489,950
Plum Creek Timber Co., Inc. (REIT) (a)	37,648	1,328,975
ProLogis (REIT) (a)	113,700	1,339,386
Public Storage (REIT) (a)	32,130	3,117,895
Simon Property Group, Inc. (REIT) (a)	66,808	6,195,774
Ventas, Inc. (REIT) (a)	35,200	1,815,264
Vornado Realty Trust (REIT) (a)	37,372	3,196,427

		32,739,201
Real Estate Management & Development 0.1%
CB Richard Ellis Group, Inc. "A"* (a)	66,300	1,211,964
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp., Inc. (a)	121,268	1,486,745
People's United Financial, Inc. (a)	87,775	1,148,975

		2,635,720
Health Care 11.6%
Biotechnology 1.4%
Amgen, Inc.*	219,429	12,092,732
Biogen Idec, Inc.* (a)	54,898	3,080,876
Celgene Corp.* (a)	104,709	6,032,286
Cephalon, Inc.* (a)	17,200	1,073,968
Genzyme Corp.*	57,984	4,104,687
Gilead Sciences, Inc.* (a)	191,553	6,821,202

		33,205,751
Health Care Equipment & Supplies 1.7%
Baxter International, Inc. (a)	133,570	6,372,625
Becton, Dickinson & Co. (a)	52,871	3,917,741
Boston Scientific Corp.* (a)	340,843	2,089,368
C.R. Bard, Inc. (a)	21,374	1,740,485
CareFusion Corp.* (a)	50,827	1,262,543
DENTSPLY International, Inc. (a)	31,800	1,016,646
Hospira, Inc.*	38,522	2,196,139
Intuitive Surgical, Inc.* (a)	8,997	2,552,809
Medtronic, Inc.	246,830	8,288,551
St. Jude Medical, Inc.*	76,310	3,002,035
Stryker Corp. (a)	79,002	3,954,050
Varian Medical Systems, Inc.* (a)	27,300	1,651,650
Zimmer Holdings, Inc.* (a)	46,601	2,438,630

		40,483,272
Health Care Providers & Services 2.0%
Aetna, Inc.	97,195	3,072,334
AmerisourceBergen Corp.	62,910	1,928,821
Cardinal Health, Inc.	79,279	2,619,378
CIGNA Corp. (a)	60,875	2,178,107
Coventry Health Care, Inc.*	34,358	739,728
DaVita, Inc.* (a)	24,400	1,684,332
Express Scripts, Inc.* (a)	124,734	6,074,546
Humana, Inc.*	38,251	1,921,730
Laboratory Corp. of America Holdings*	23,000	1,803,890
McKesson Corp.	59,667	3,686,227
Medco Health Solutions, Inc.*	98,660	5,136,240
Patterson Companies, Inc. (a)	20,600	590,190
Quest Diagnostics, Inc. (a)	32,602	1,645,423
Tenet Healthcare Corp.*	124,048	585,507
UnitedHealth Group, Inc.	256,394	9,001,993
WellPoint, Inc.*	91,046	5,156,845

		47,825,291
Health Care Technology 0.1%
Cerner Corp.* (a)	16,155	1,356,859
Life Sciences Tools & Services 0.3%
Life Technologies Corp.*	43,003	2,007,810
PerkinElmer, Inc.	28,963	670,204
Thermo Fisher Scientific, Inc.*	94,420	4,520,829
Waters Corp.* (a)	20,605	1,458,422

		8,657,265
Pharmaceuticals 6.1%
Abbott Laboratories	352,596	18,419,615
Allergan, Inc. (a)	69,324	4,612,126
Bristol-Myers Squibb Co. (a)	391,547	10,614,839
Eli Lilly & Co. (a)	230,480	8,419,434
Forest Laboratories, Inc.*	65,547	2,027,369
Johnson & Johnson (a)	629,553	39,007,104
King Pharmaceuticals, Inc.*	61,575	613,287
Merck & Co., Inc.	703,038	25,878,829
Mylan, Inc.* (a)	72,100	1,356,201
Pfizer, Inc. (a)	1,837,043	31,542,028
Watson Pharmaceuticals, Inc.* (a)	25,907	1,096,125

		143,586,957
Industrials 10.8%
Aerospace & Defense 2.7%
Boeing Co.	167,414	11,139,728
General Dynamics Corp.	86,919	5,459,382
Goodrich Corp.	28,038	2,067,242
Honeywell International, Inc.	175,409	7,707,471
ITT Corp. (a)	42,592	1,994,583
L-3 Communications Holdings, Inc. (a)	25,368	1,833,345
Lockheed Martin Corp. (a)	68,491	4,882,039
Northrop Grumman Corp. (a)	67,727	4,106,288
Precision Castparts Corp. (a)	32,828	4,180,646
Raytheon Co.	85,953	3,928,912
Rockwell Collins, Inc. (a)	35,744	2,082,088
United Technologies Corp.	212,758	15,154,752

		64,536,476
Air Freight & Logistics 1.1%
C.H. Robinson Worldwide, Inc. (a)	37,932	2,652,206
Expeditors International of Washington, Inc. (a)	48,900	2,260,647
FedEx Corp. (a)	71,160	6,084,180
United Parcel Service, Inc. "B" (a)	226,709	15,119,223

		26,116,256
Airlines 0.1%
Southwest Airlines Co. (a)	174,114	2,275,670
Building Products 0.1%
Masco Corp. (a)	84,905	934,804
Commercial Services & Supplies 0.5%
Avery Dennison Corp. (a)	26,131	969,983
Cintas Corp. (a)	31,566	869,643
Iron Mountain, Inc. (a)	48,000	1,072,320
Pitney Bowes, Inc. (a)	48,285	1,032,333
R.R. Donnelley & Sons Co. (a)	46,061	781,195
Republic Services, Inc.	70,399	2,146,466
Stericycle, Inc.* (a)	20,200	1,403,496
Waste Management, Inc. (a)	107,807	3,853,022

		12,128,458
Construction & Engineering 0.2%
Fluor Corp. (a)	40,150	1,988,629
Jacobs Engineering Group, Inc.* (a)	29,300	1,133,910
Quanta Services, Inc.* (a)	44,800	854,784

		3,977,323
Electrical Equipment 0.5%
Emerson Electric Co. (a)	172,636	9,091,012
Rockwell Automation, Inc. (a)	31,421	1,939,618
Roper Industries, Inc. (a)	22,366	1,457,816

		12,488,446
Industrial Conglomerates 2.5%
3M Co. (a)	163,279	14,157,922
General Electric Co.	2,444,381	39,721,191
Textron, Inc. (a)	62,654	1,288,166
Tyco International Ltd. (a)	114,232	4,195,742

		59,363,021
Machinery 2.0%
Caterpillar, Inc. (a)	144,468	11,366,742
Cummins, Inc. (a)	44,858	4,063,238
Danaher Corp. (a)	122,976	4,994,055
Deere & Co.	96,878	6,760,147
Dover Corp. (a)	41,772	2,180,916
Eaton Corp.	38,470	3,173,390
Flowserve Corp.	12,892	1,410,643
Illinois Tool Works, Inc. (a)	116,560	5,480,651
PACCAR, Inc. (a)	83,181	4,005,165
Pall Corp.	28,010	1,166,337
Parker Hannifin Corp. (a)	36,652	2,567,839
Snap-on, Inc. (a)	12,132	564,259

		47,733,382
Professional Services 0.1%
Dun & Bradstreet Corp.	11,314	838,820
Equifax, Inc.	29,609	923,801
Robert Half International, Inc.	35,075	911,950

		2,674,571
Road & Rail 0.8%
CSX Corp. (a)	87,230	4,825,564
Norfolk Southern Corp. (a)	83,563	4,972,834
Ryder System, Inc.	11,990	512,812
Union Pacific Corp. (a)	114,022	9,327,000

		19,638,210
Trading Companies & Distributors 0.2%
Fastenal Co. (a)	33,400	1,776,546
W.W. Grainger, Inc. (a)	13,409	1,597,146

		3,373,692
Information Technology 18.8%
Communications Equipment 2.4%
Cisco Systems, Inc.* (a)	1,305,134	28,582,435
Harris Corp. (a)	28,200	1,248,978
JDS Uniphase Corp.* (a)	46,139	571,662
Juniper Networks, Inc.* (a)	118,734	3,603,577
Motorola, Inc.* (a)	531,490	4,533,610
QUALCOMM, Inc. (a)	367,258	16,570,681
Tellabs, Inc. (a)	89,730	668,488

		55,779,431
Computers & Peripherals 4.4%
Apple, Inc.*	208,773	59,239,339
Dell, Inc.* (a)	387,178	5,017,827
EMC Corp.* (a)	469,290	9,531,280
Hewlett-Packard Co.	518,479	21,812,411
Lexmark International, Inc. "A"*	17,357	774,469
NetApp, Inc.* (a)	81,309	4,048,375
QLogic Corp.* (a)	25,500	449,820
SanDisk Corp.*	54,200	1,986,430
Western Digital Corp.*	53,435	1,517,020

		104,376,971
Electronic Equipment, Instruments & Components 0.6%
Agilent Technologies, Inc.* (a)	78,957	2,634,795
Amphenol Corp. "A" (a)	39,230	1,921,485
Corning, Inc. (a)	355,197	6,493,001
FLIR Systems, Inc.* (a)	37,400	961,180
Jabil Circuit, Inc. (a)	43,489	626,677
Molex, Inc. (a)	31,086	650,630

		13,287,768
Internet Software & Services 1.9%
Akamai Technologies, Inc.*	42,500	2,132,650
eBay, Inc.* (a)	262,832	6,413,101
Google, Inc. "A"* (a)	56,791	29,860,140
Monster Worldwide, Inc.* (a)	31,489	408,097
VeriSign, Inc.*	40,800	1,294,992
Yahoo!, Inc.* (a)	307,833	4,361,994

		44,470,974
IT Services 3.1%
Automatic Data Processing, Inc. (a)	112,910	4,745,607
Cognizant Technology Solutions Corp. "A"*	68,622	4,424,060
Computer Sciences Corp. (a)	34,043	1,565,978
Fidelity National Information Services, Inc. (a)	59,839	1,623,432
Fiserv, Inc.* (a)	34,205	1,840,913
International Business Machines Corp. (a)	288,287	38,670,818
MasterCard, Inc. "A" (a)	22,100	4,950,400
Paychex, Inc.	71,501	1,965,563
SAIC, Inc.* (a)	70,032	1,119,112
Teradata Corp.* (a)	38,308	1,477,157
Total System Services, Inc. (a)	38,266	583,174
Visa, Inc. "A" (a)	113,701	8,443,436
Western Union Co.	150,596	2,661,031

		74,070,681
Office Electronics 0.1%
Xerox Corp.	314,878	3,258,987
Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc.* (a)	121,197	861,711
Altera Corp. (a)	71,644	2,160,783
Analog Devices, Inc. (a)	66,868	2,098,318
Applied Materials, Inc. (a)	302,004	3,527,407
Broadcom Corp. "A" (a)	103,383	3,658,724
First Solar, Inc.*	12,395	1,826,403
Intel Corp.	1,276,315	24,543,537
KLA-Tencor Corp.	36,685	1,292,413
Linear Technology Corp.	49,496	1,521,012
LSI Corp.* (a)	149,255	680,603
MEMC Electronic Materials, Inc.* (a)	50,700	604,344
Microchip Technology, Inc. (a)	42,900	1,349,205
Micron Technology, Inc.* (a)	188,549	1,359,438
National Semiconductor Corp. (a)	56,966	727,456
Novellus Systems, Inc.* (a)	20,882	555,044
NVIDIA Corp.*	132,643	1,549,270
Teradyne, Inc.* (a)	43,358	483,008
Texas Instruments, Inc. (a)	272,815	7,404,199
Xilinx, Inc. (a)	60,503	1,609,985

		57,812,860
Software 3.9%
Adobe Systems, Inc.* (a)	120,244	3,144,381
Autodesk, Inc.*	50,948	1,628,807
BMC Software, Inc.*	39,766	1,609,728
CA, Inc.	86,715	1,831,421
Citrix Systems, Inc.* (a)	41,914	2,860,211
Compuware Corp.* (a)	45,452	387,706
Electronic Arts, Inc.*	77,706	1,276,710
Intuit, Inc.*	64,330	2,818,297
McAfee, Inc.*	34,600	1,635,196
Microsoft Corp.	1,740,890	42,634,396
Novell, Inc.* (a)	87,582	522,864
Oracle Corp. (a)	884,651	23,752,879
Red Hat, Inc.*	43,593	1,787,313
Salesforce.com, Inc.* (a)	26,900	3,007,420
Symantec Corp.*	180,864	2,743,707

		91,641,036
Materials 3.6%
Chemicals 2.0%
Air Products & Chemicals, Inc. (a)	48,018	3,976,851
Airgas, Inc. (a)	17,150	1,165,342
CF Industries Holdings, Inc. (a)	16,478	1,573,649
Dow Chemical Co. (a)	262,758	7,215,335
E.I. du Pont de Nemours & Co. (a)	206,058	9,194,308
Eastman Chemical Co.	16,969	1,255,706
Ecolab, Inc. (a)	54,042	2,742,091
FMC Corp.	17,200	1,176,652
International Flavors & Fragrances, Inc.	17,716	859,580
Monsanto Co. (a)	123,366	5,912,932
PPG Industries, Inc. (a)	37,462	2,727,234
Praxair, Inc. (a)	69,454	6,268,918
Sigma-Aldrich Corp. (a)	28,616	1,727,834
The Sherwin-Williams Co. (a)	21,305	1,600,858

		47,397,290
Construction Materials 0.1%
Vulcan Materials Co. (a)	29,176	1,077,178
Containers & Packaging 0.2%
Ball Corp.	20,324	1,196,067
Bemis Co., Inc. (a)	25,930	823,277
Owens-Illinois, Inc.*	35,600	998,936
Pactiv Corp.*	32,249	1,063,572
Sealed Air Corp.	36,272	815,395

		4,897,247
Metals & Mining 1.1%
AK Steel Holding Corp. (a)	24,700	341,107
Alcoa, Inc. (a)	228,338	2,765,173
Allegheny Technologies, Inc. (a)	22,479	1,044,149
Cliffs Natural Resources, Inc. (a)	30,637	1,958,317
Freeport-McMoRan Copper & Gold, Inc. (a)	108,002	9,222,291
Newmont Mining Corp. (a)	111,954	7,031,831
Nucor Corp. (a)	70,799	2,704,522
Titanium Metals Corp.*	22,200	443,112
United States Steel Corp. (a)	33,375	1,463,160

		26,973,662
Paper & Forest Products 0.2%
International Paper Co.	101,512	2,207,886
MeadWestvaco Corp.	36,678	894,210
Weyerhaeuser Co. (a)	120,775	1,903,414

		5,005,510
Telecommunication Services 3.2%
Diversified Telecommunication Services 2.9%
AT&T, Inc.	1,351,619	38,656,304
CenturyLink, Inc. (a)	68,096	2,687,068
Frontier Communications Corp. (a)	228,835	1,869,582
Qwest Communications International, Inc. (a)	396,343	2,485,071
Verizon Communications, Inc. (a)	646,651	21,074,356
Windstream Corp. (a)	109,901	1,350,683

		68,123,064
Wireless Telecommunication Services 0.3%
American Tower Corp. "A"*	91,836	4,707,513
MetroPCS Communications, Inc.* (a)	55,200	577,392
Sprint Nextel Corp.* (a)	682,014	3,157,725

		8,442,630
Utilities 3.7%
Electric Utilities 2.0%
Allegheny Energy, Inc.	38,218	937,105
American Electric Power Co., Inc. (a)	110,965	4,020,262
Duke Energy Corp. (a)	302,691	5,360,657
Edison International	76,474	2,629,941
Entergy Corp.	42,609	3,260,867
Exelon Corp. (a)	151,088	6,433,327
FirstEnergy Corp. (a)	69,411	2,675,100
NextEra Energy, Inc. (a)	95,587	5,198,977
Northeast Utilities	42,000	1,241,940
Pepco Holdings, Inc. (a)	50,600	941,160
Pinnacle West Capital Corp. (a)	24,896	1,027,458
PPL Corp. (a)	110,600	3,011,638
Progress Energy, Inc.	66,650	2,960,593
Southern Co. (a)	188,879	7,033,854

		46,732,879
Gas Utilities 0.1%
Nicor, Inc. (a)	9,137	418,657
ONEOK, Inc. (a)	25,243	1,136,945

		1,555,602
Independent Power Producers & Energy Traders 0.2%
AES Corp.*	155,137	1,760,805
Constellation Energy Group, Inc. (a)	46,787	1,508,413
NRG Energy, Inc.* (a)	56,544	1,177,246

		4,446,464
Multi-Utilities 1.4%
Ameren Corp. (a)	53,119	1,508,580
CenterPoint Energy, Inc. (a)	93,768	1,474,033
CMS Energy Corp. (a)	52,649	948,735
Consolidated Edison, Inc. (a)	64,894	3,129,189
Dominion Resources, Inc. (a)	134,101	5,854,850
DTE Energy Co.	39,903	1,832,745
Integrys Energy Group, Inc. (a)	16,800	874,608
NiSource, Inc. (a)	64,766	1,126,928
PG&E Corp.	89,016	4,043,107
Public Service Enterprise Group, Inc. (a)	117,281	3,879,655
SCANA Corp. (a)	24,867	1,002,637
Sempra Energy (a)	56,696	3,050,245
TECO Energy, Inc.	46,188	799,976
Wisconsin Energy Corp. (a)	26,000	1,502,800
Xcel Energy, Inc. (a)	104,337	2,396,621

		33,424,709

Total Common Stocks (Cost $1,886,544,761)		2,362,711,863

	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.2%
US Treasury Obligation
US Treasury Bill, 0.205% **, 11/18/2010 (b) (Cost $5,213,578)	5,215,000	5,214,119

	Shares	Value ($)
Securities Lending Collateral 45.1%
Daily Assets Fund Institutional, 0.29% (c) (d) (Cost $1,068,064,249)	1,068,064,249	1,068,064,249
Cash Equivalents 0.4%
Central Cash Management Fund, 0.21% (c) (Cost $8,933,303)	8,933,303	8,933,303

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,968,755,891) †	145.6	3,444,923,534
Other Assets and Liabilities, Net	(45.6)	(1,078,932,869)

Net Assets	100.0	2,365,990,665

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $3,156,185,109.  At September 30, 2010, net unrealized appreciation for all securities based on tax cost was $288,738,425.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $766,803,005 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $478,064,580.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2010 amounted to $1,042,044,009 which is 44.0% of net assets.
(b)	At September 30, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
REIT: Real Estate Investment Trust
At September 30, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

S&P 500 Index	USD	12/16/2010	59	16,766,325	253,700

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(e)	$2,362,711,863	$—	$—	$2,362,711,863
Short-Term Investments(e)	1,076,997,552	5,214,119	—	1,082,211,671
Derivatives(f)	253,700	—	—	253,700
Total	$3,439,963,115	$5,214,119	$—	$3,445,177,234

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended September 30, 2010.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Portfolio's derivative instruments as of September 30, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$253,700

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index Portfolio

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 23, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 23, 2010